UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09401

Name of Fund: The BlackRock Strategic Municipal Trust (BSD)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, The BlackRock Strategic Municipal Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2012

Date of reporting period: 07/31/2011

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2011 (Unaudited)	BlackRock Strategic Municipal Trust (BSD) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 0.5%
Alabama State Docks Department, Refunding RB, 6.00%, 10/01/40	$655	$672,115
Alaska — 0.2%
Northern Tobacco Securitization Corp., RB, Asset Backed Series A, 5.00%, 6/01/46	480	316,795
Arizona — 1.9%
Salt River Project Agricultural Improvement & Power District, RB, Series A, 5.00%, 1/01/38	625	639,094
Salt Verde Financial Corp., RB, Senior, 5.00%, 12/01/37	1,320	1,181,479
San Luis Facility Development Corp., RB, Senior Lien Regional Detention Center Project:
6.25%, 5/01/15	175	170,086
7.00%, 5/01/20	210	207,516
7.25%, 5/01/27	420	379,840
		2,578,015
Arkansas — 0.4%
County of Little River Arkansas, Refunding RB, Georgia-Pacific Corp. Project, AMT, 5.60%, 10/01/26	525	508,284
California — 11.2%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/44	720	758,642
California County Tobacco Securitization Agency, RB, CAB Stanislaus, Sub-Series C, 6.30%, 6/01/55 (a)	3,095	31,105
California Health Facilities Financing Authority, Refunding RB, Sutter Health, Series B, 6.00%, 8/15/42	1,010	1,075,933
California State Public Works Board, RB, Various Capital Projects, Sub-Series I-1, 6.38%, 11/01/34	375	398,160
Los Angeles Department of Airports, RB, Series A, 5.25%, 5/15/39	250	257,390
Los Angeles Department of Airports, Refunding RB, Senior, Los Angeles International Airport, Series A, 5.00%, 5/15/40	1,875	1,901,512

Municipal Bonds	Par (000)	Value
California (concluded)
Los Angeles Unified School District California, GO, Series D, 5.00%, 7/01/26	$1,585	$1,681,717
San Francisco City & County Public Utilities Commission, RB, Series B, 5.00%, 11/01/39	2,965	3,002,804
State of California, GO, Various Purpose:
6.00%, 3/01/33	800	873,944
6.50%, 4/01/33	650	727,688
University of California, RB, Limited Project, Series B, 4.75%, 5/15/38	1,285	1,216,008
West Valley-Mission Community College District, GO, Election of 2004, Series A (AGM), 4.75%, 8/01/30	3,350	3,357,370
		15,282,273
Colorado — 1.5%
Colorado Health Facilities Authority, Refunding RB, Series A:
Catholic Health, 5.50%, 7/01/34	680	701,536
Sisters of Leavenworth, 5.00%, 1/01/40	690	667,609
Park Creek Metropolitan District Colorado, Refunding RB, Senior, Limited Tax, Property Tax, 5.50%, 12/01/37	440	402,354
Regional Transportation District, COP, Series A, 5.38%, 6/01/31	320	332,870
		2,104,369
Delaware — 1.5%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Project, 6.00%, 10/01/40	820	826,355
Delaware State EDA, RB, Exempt Facilities, Indian River Power, 5.38%, 10/01/45	1,280	1,154,522
		1,980,877
District of Columbia — 0.5%
Metropolitan Washington Airports Authority, RB, First Senior Lien, Series A:
5.00%, 10/01/39	160	160,309

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACA	American Capital Access Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
EDC	Economic Development Corp.
ERB	Education Revenue Bonds
GO	General Obligation Bonds
HDA	Housing Development Authority
IDA	Industrial Development Authority
ISD	Independent School District
NPFGC	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RB	Revenue Bonds
SAN	State Aid Notes

BLACKROCK STRATEGIC MUNICIPAL TRUST	JULY 31, 2011	1

Schedule of Investments (continued)	BlackRock Strategic Municipal Trust (BSD) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
District Of Columbia (concluded)
Metropolitan Washington Airports Authority, RB, First Senior Lien, Series A:
5.25%, 10/01/44	$465	$467,418
		627,727
Florida — 5.6%
Arborwood Community Development District, Special Assessment Bonds, Master Infrastructure Projects, Series B, 5.10%, 5/01/14	1,375	1,145,210
County of Miami-Dade Florida, Refunding RB, Miami International Airport, Series A-1, 5.38%, 10/01/41	370	372,235
Hillsborough County IDA, RB, National Gypsum Co., Series A AMT, 7.13%, 4/01/30	3,300	3,000,954
Miami Beach Health Facilities Authority, RB, Mount Sinai Medical Center of Florida, 6.75%, 11/15/21	1,170	1,203,123
Mid-Bay Bridge Authority, RB, Series A, 7.25%, 10/01/40	720	733,154
Sumter Landing Community Development District Florida, RB, Sub-Series B, 5.70%, 10/01/38	1,540	1,209,916
		7,664,592
Georgia — 1.4%
DeKalb Private Hospital Authority, Refunding RB, Children’s Healthcare, 5.25%, 11/15/39	265	268,893
Metropolitan Atlanta Rapid Transit Authority, RB, Third Series, 5.00%, 7/01/39	1,095	1,093,314
Private Colleges & Universities Authority, Refunding RB, Emory University, Series C, 5.00%, 9/01/38	485	498,080
		1,860,287
Guam — 0.4%
Territory of Guam, GO, Series A:
6.00%, 11/15/19	200	198,652
6.75%, 11/15/29	290	295,113
		493,765
Hawaii — 0.3%
State of Hawaii, Refunding RB, Series A, 5.25%, 7/01/30	425	439,667
Illinois — 11.4%
City of Chicago Illinois, RB, General Third Lien, Series A:
5.63%, 1/01/35	800	831,080
5.75%, 1/01/39	1,500	1,565,310
City of Chicago Illinois, Refunding RB, General, Third Lien, Series C, 6.50%, 1/01/41	1,855	2,041,446

Municipal Bonds	Par (000)	Value
Illinois (concluded)
Illinois Finance Authority, RB:
MJH Education Assistance IV LLC, Sub-Series B, 5.38%, 6/01/35 (b)(c)	$300	$60,012
Northwestern University, 5.00%, 12/01/33	5,000	5,085,700
Illinois Finance Authority, Refunding RB:
Central DuPage Health, Series B, 5.50%, 11/01/39	2,500	2,536,200
Friendship Village Schaumburg, Series A, 5.63%, 2/15/37	145	115,095
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project (AGM), CAB:
Series B, 6.25%, 6/15/44 (a)	2,980	373,185
Series B, 5.00%, 6/15/50	990	909,374
Series B-2, 5.00%, 6/15/50	785	721,070
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	175	181,309
6.00%, 6/01/28	940	968,059
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	200	202,950
		15,590,790
Indiana — 1.6%
Indiana Finance Authority, RB, Sisters of St. Francis Health, 5.25%, 11/01/39	270	271,234
Indiana Finance Authority, Refunding RB, Ascension Health Senior Credit, Series B-5, 5.00%, 11/15/36	500	501,345
Indiana Health Facility Financing Authority, Refunding RB, Methodist Hospital Inc., 5.38%, 9/15/22	1,060	983,129
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/39	350	371,465
		2,127,173
Kansas — 0.3%
Kansas Development Finance Authority, Refunding RB, Sisters of Leavenworth, Series A, 5.00%, 1/01/40	450	453,983
Kentucky — 5.9%
Kentucky Economic Development Finance Authority, Refunding RB:
Norton Healthcare Inc., Series B (NPFGC), 6.20%, 10/01/24 (a)	16,370	7,688,825
Owensboro Medical Health System, Series A, 6.38%, 6/01/40	320	326,131
		8,014,956

BLACKROCK STRATEGIC MUNICIPAL TRUST	JULY 31, 2011	2

Schedule of Investments (continued)	BlackRock Strategic Municipal Trust (BSD) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Louisiana — 0.8%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp., Series A-1, 6.50%, 11/01/35	$1,055	$1,091,851
Maryland — 2.5%
Maryland Community Development Administration, Refunding RB, Residential, Series A, AMT, 4.70%, 9/01/37	2,500	2,319,125
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 6/01/35	135	132,296
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	260	256,531
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Charlestown Community, 6.25%, 1/01/41	690	706,222
		3,414,174
Massachusetts — 0.4%
Massachusetts Health & Educational Facilities Authority, Refunding RB, Partners Healthcare, Series J1, 5.00%, 7/01/39	570	571,824
Michigan — 2.0%
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital, 5.50%, 5/15/36	435	433,795
Lansing Board of Water & Light Utilities, RB, Series A, 5.50%, 7/01/41	465	492,695
Michigan State Hospital Finance Authority, Refunding RB, Henry Ford Health System, Series A, 5.25%, 11/15/46	730	654,701
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, 8.25%, 9/01/39	1,000	1,154,490
		2,735,681
Missouri — 0.2%
Missouri State Health & Educational Facilities Authority, RB, Senior Living Facilities, Lutheran Senior Home, 5.50%, 2/01/42	330	301,036

Municipal Bonds	Par (000)	Value
Nebraska — 0.5%
Douglas County Hospital Authority No. 2, RB, Health Facilities, Immanuel Obligation Group, 5.63%, 1/01/40	$720	$727,898
Nevada — 0.6%
County of Clark Nevada, Refunding RB, Alexander Dawson School Nevada Project, 5.00%, 5/15/29	880	882,913
New Jersey — 3.7%
Middlesex County Improvement Authority, RB, Subordinate Heldrich, Center Hotel, Series B, 6.25%, 1/01/37 (b)(c)	645	58,050
New Jersey EDA, RB:
Cigarette Tax, 5.50%, 6/15/24	1,790	1,760,715
Continental Airlines Inc. Project, AMT, 6.63%, 9/15/12	500	506,110
New Jersey State Turnpike Authority, RB, Series E, 5.25%, 1/01/40	1,355	1,384,160
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series A, 5.50%, 6/15/41	575	600,352
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, Series 1A, 4.50%, 6/01/23	785	711,571
		5,020,958
New York — 4.2%
Albany Industrial Development Agency, RB, New Covenant Charter School Project, Series A, 7.00%, 5/01/35 (b)(c)	315	78,785
Metropolitan Transportation Authority, Refunding RB, Transportation, Series D, 5.25%, 11/15/40	385	389,770
New York City Industrial Development Agency, RB:
American Airlines Inc., JFK International Airport, AMT, 7.75%, 8/01/31 (d)	3,000	3,095,070
British Airways Plc Project, 7.63%, 12/01/32	1,000	1,012,080
New York Liberty Development Corp., Refunding RB, Second Priority, Bank of America Tower at One Bryant Park Project, 6.38%, 7/15/49	385	395,999
Port Authority of New York & New Jersey, RB, JFK International Air Terminal:
6.00%, 12/01/36	410	416,580
6.00%, 12/01/42	395	399,606
		5,787,890
North Carolina — 0.3%
North Carolina Medical Care Commission, RB, Duke University Health System, Series A, 5.00%, 6/01/42	440	443,661

BLACKROCK STRATEGIC MUNICIPAL TRUST	JULY 31, 2011	3

Schedule of Investments (continued)	BlackRock Strategic Municipal Trust (BSD)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Ohio — 1.3%
County of Montgomery Ohio, Refunding RB, Catholic Healthcare, Series A, 5.00%, 5/01/39	$885	$880,982
State of Ohio, RB, Ford Motor Co. Project, AMT, 5.75%, 4/01/35	1,000	933,870
		1,814,852
Oklahoma — 0.9%
Tulsa Airports Improvement Trust, RB, Series A, Mandatory Put Bonds, AMT, 7.75%, 6/01/35 (d)	1,225	1,265,915
Pennsylvania — 3.1%
Allegheny County Hospital Development Authority, Refunding RB, Health System West Penn, Series A, 5.38%, 11/15/40	1,000	840,860
Pennsylvania Economic Development Financing Authority, RB:
Amtrak Project, Series A, AMT, 6.50%, 11/01/16	1,000	1,013,060
Amtrak Project, Series A, AMT, 6.13%, 11/01/21	700	707,308
Amtrak Project, Series A, AMT, 6.25%, 11/01/31	1,000	1,004,860
Aqua Pennsylvania Inc. Project, 5.00%, 11/15/40	600	609,318
		4,175,406
Puerto Rico — 1.4%
Puerto Rico Sales Tax Financing Corp., RB, Sub-Series Series A, 6.50%, 8/01/44	1,770	1,913,105
South Carolina — 2.8%
South Carolina Jobs-EDA, Refunding RB, Palmetto Health, Series C (e):
7.00%, 8/01/13	2,225	2,513,093
7.00%, 8/01/13	275	310,607
South Carolina State Ports Authority, RB, 5.25%, 7/01/40	1,040	1,058,491
		3,882,191
Texas — 12.8%
Brazos River Authority, RB, TXU Electric, Series A, AMT, 8.25%, 10/01/30	730	277,546
Brazos River Authority, Refunding RB, TXU Electric Co. Project, Series C, Mandatory Put Bonds, AMT, 5.75%, 5/01/36 (d)	500	492,145
Central Texas Regional Mobility Authority, RB, Senior Lien, 6.25%, 1/01/46	680	677,572
City of Dallas Texas, Refunding RB, 5.00%, 10/01/35	475	499,957
City of Houston Texas, RB, Series A:
Senior Lien, 5.50%, 7/01/39	485	501,024
Sub Lien, AMT, 5.00%, 7/01/21	610	643,416

Municipal Bonds	Par (000)	Value
Texas (concluded)
City of Houston Texas, Refunding RB, Series A:
Combined, First Lien, (AGC), 6.00%, 11/15/35	$2,730	$3,038,217
Sub Lien, AMT, 5.00%, 7/01/22	360	373,388
Harris County-Houston Sports Authority, Refunding RB, CAB, Senior Lien, Series A (NPFGC), 6.18%, 11/15/38 (a)	4,750	681,768
La Joya ISD Texas, GO (PSF-GTD), 5.00%, 2/15/34	4,060	4,120,860
La Vernia Higher Education Finance Corp., RB, KIPP Inc., 6.38%, 8/15/44	500	513,090
North Texas Tollway Authority, RB:
CAB, Special Projects System, Series B, 7.55%, 9/01/37 (a)	640	114,835
Toll, 2nd Tier, Series F, 6.13%, 1/01/31	1,025	1,058,302
Tarrant County Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare, 6.00%, 8/15/45	1,270	1,331,328
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC LBJ Freeway Managed Lanes Project, 7.00%, 6/30/40	1,355	1,440,717
NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	1,220	1,285,563
Texas State Public Finance Authority, Refunding ERB, KIPP Inc., Series A (ACA), 5.00%, 2/15/36	500	435,600
		17,485,328
Utah — 0.8%
City of Riverton Utah, RB, IHC Health Services Inc., 5.00%, 8/15/41	1,150	1,150,725
Virginia — 3.0%
City of Norfolk Virginia, Refunding RB, Series B (AMBAC), 5.50%, 2/01/31 (e)	355	352,064
Fairfax County EDA, Refunding RB, Goodwin House Inc., 5.13%, 10/01/42	500	447,605
University of Virginia, Refunding RB, General, 5.00%, 6/01/40	2,500	2,595,100
Virginia HDA, RB, Sub-Series H-1 (NPFGC), 5.35%, 7/01/31	750	750,278
		4,145,047
Washington — 0.5%
Washington Health Care Facilities Authority, RB, Swedish Health Services, Series A, 6.75%, 11/15/41	630	674,176

BLACKROCK STRATEGIC MUNICIPAL TRUST	JULY 31, 2011	4

Schedule of Investments (continued)	BlackRock Strategic Municipal Trust (BSD)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Wisconsin — 1.6%
Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Credit Group, Series A, 5.00%, 11/15/31	$2,165	$2,177,838
Wyoming — 1.2%
County of Sweetwater Wyoming, Refunding RB, Idaho Power Co. Project, 5.25%, 7/15/26	975	1,032,740
Wyoming Municipal Power Agency, RB, Series A:
5.00%, 1/01/42	95	95,817
5.38%, 1/01/42	500	509,895
		1,638,452
Total Municipal Bonds – 89.2%		122,016,589

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)
Alabama — 0.6%
Alabama Special Care Facilities Financing Authority-Birmingham, Refunding RB, Ascension Health Senior Credit, Series C-2, 5.00%, 11/15/36	760	763,850
California — 1.6%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/39	855	895,484
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/32	740	758,500
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	553	582,915
		2,236,899
Colorado — 1.4%
Colorado Health Facilities Authority, RB, Catholic Health, (AGM):
Series C-3, 5.10%, 10/01/41	1,210	1,202,534
Series C-7, 5.00%, 9/01/36	780	775,546
		1,978,080
Connecticut — 2.4%
Connecticut State Health & Educational Facility Authority, RB, Yale University:
Series T-1, 4.70%, 7/01/29	1,580	1,663,297
Series X-3, 4.85%, 7/01/37	1,540	1,566,411
		3,229,708
Massachusetts — 1.5%
Massachusetts Water Resources Authority, Refunding RB, General, Series A, 5.00%, 8/01/41	1,980	2,016,828

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)	Par (000)	Value
New Hampshire — 0.5%
New Hampshire Health & Education Facilities Authority, Refunding RB, Dartmouth College, 5.25%, 6/01/39	$645	$682,849
New York — 3.5%
New York City Municipal Water Finance Authority, RB, Series FF-2, 5.50%, 6/15/40	510	545,436
New York State Dormitory Authority, ERB, Series F, 5.00%, 3/15/35	4,184	4,264,698
		4,810,134
Tennessee — 1.0%
Shelby County Health Educational & Housing Facilities Board, Refunding RB, St. Jude’s Children’s Research Hospital, 5.00%, 7/01/31	1,280	1,312,474
Texas — 1.6%
County of Harris Texas, RB, Senior Lien, Toll Road, Series A, 5.00%, 8/15/38	2,140	2,183,977
Virginia — 1.3%
University of Virginia, Refunding RB, General, 5.00%, 6/01/40	1,790	1,858,092
Washington — 2.5%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/32	900	931,499
State of Washington, GO, Various Purpose, Series E, 5.00%, 2/01/34	2,400	2,501,616
		3,433,115
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 17.9%		24,506,006
Total Long-Term Investments (Cost – $146,398,840) – 107.1%		146,522,595

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.01% (g)(h)	2,359,388	2,359,388

	Par (000)
Michigan Finance Authority, RB, SAN, Detroit Schools, Series A-1, 6.45%, 2/20/12	1,030	1,047,664
Total Short-Term Securities (Cost – $3,389,388) – 2.5%		3,407,052

BLACKROCK STRATEGIC MUNICIPAL TRUST	JULY 31, 2011	5

Schedule of Investments (concluded)	BlackRock Strategic Municipal Trust (BSD)
(Percentages shown are based on Net Assets)

Value
Total Investments (Cost – $149,788,228*) – 109.6%	$149,929,647
Other Assets Less Liabilities – 31.7%	43,466,430
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (9.9)%	(13,602,238)
AMPs Shares, at Redemption Value – (31.4)%	(43,000,220)
Net Assets Applicable to Common Shares – 100.0%	$136,793,619

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$149,664,429
Gross unrealized appreciation	$4,069,751
Gross unrealized depreciation	(3,804,533)
Net unrealized appreciation	$265,218

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(b)	Issuer filed for bankruptcy and/or is in default of interest payments.

(c)	Non-income producing security.

(d)	Variable rate security. Rate shown is as of report date.

(e)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(f)	Securities represent bonds transferred to a TOB trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(g)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2011	Net Activity	Shares Held at July 31, 2011	Income
FFI Institutional Tax-Exempt Fund	1,457,085	902,303	2,359,388	$459

(h)	Represents the current yield as of report date.

•	Financial futures contracts sold as of July 31, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
45	10-Year U.S. Treasury Note	Chicago Board of Trade	September 2011	$5,513,563	$(142,375)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Trust’s perceived risk of investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of July 31, 2011 in determining the fair valuation of the Trust’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments[1]	—	$146,522,595	—	$146,522,595
Short-Term Securities	$2,359,388	1,047,664	—	3,407,052
Total	$2,359,388	$147,570,259	—	$149,929,647

[1]	See above Schedule of Investments for values in each state or political subdivision.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(142,375)	—	—	$(142,375)

[2]	Derivative financial instruments are financial futures contracts which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK STRATEGIC MUNICIPAL TRUST	JULY 31, 2011	6

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The BlackRock Strategic Municipal Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
The BlackRock Strategic Municipal Trust

Date: September 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
The BlackRock Strategic Municipal Trust

Date: September 26, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
The BlackRock Strategic Municipal Trust

Date: September 26, 2011